Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	$ 5,149.6	$ 6,434.8	$ 6,176.2	$ 6,624.4	$ 6,624.4
Other comprehensive income (loss)			26.1		126.0
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(3.8)		(32.3)
OCI, net of tax (note 10)	12.1	39.1	22.3	37.9	93.7
OCI attributable to the non-controlling interests			0.0		(4.6)
Net current period OCI attributable to shareholders of AQN			22.3		89.1
Amounts reclassified from AOCI to non-controlling interest			(71.6)		94.6
Ending balance	5,126.2	$ 7,686.5	5,126.2	7,686.5	6,176.2
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			81.4	(102.3)	(102.3)
Ending balance	32.1		32.1		81.4
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			(75.1)	(104.9)	(104.9)
Other comprehensive income (loss)			48.3		33.8
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(0.3)		0.6
OCI, net of tax (note 10)			48.0		34.4
OCI attributable to the non-controlling interests			0.0		(4.6)
Net current period OCI attributable to shareholders of AQN			48.0		29.8
Amounts reclassified from AOCI to non-controlling interest			(71.6)		0.0
Ending balance	(98.7)		(98.7)		(75.1)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			108.6	(38.3)	(38.3)
Other comprehensive income (loss)			(22.2)		79.4
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(1.0)		(27.1)
OCI, net of tax (note 10)			(23.2)		52.3
OCI attributable to the non-controlling interests			0.0		0.0
Net current period OCI attributable to shareholders of AQN			(23.2)		52.3
Amounts reclassified from AOCI to non-controlling interest			0.0		94.6
Ending balance	85.4		85.4		108.6
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance			47.9	$ 40.9	40.9
Other comprehensive income (loss)			0.0		12.8
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations			(2.5)		(5.8)
OCI, net of tax (note 10)			(2.5)		7.0
OCI attributable to the non-controlling interests			0.0		0.0
Net current period OCI attributable to shareholders of AQN			(2.5)		7.0
Amounts reclassified from AOCI to non-controlling interest			0.0		0.0
Ending balance	$ 45.4		$ 45.4		$ 47.9